UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
						[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue
		Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	July 27, 2009

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	82

Form 13F Information Table Value Total:	$278,247,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      240     4000 SH       SOLE                     4000
ARM Holdings PLC - ADR         COM              042068106      274    45957 SH       SOLE                    45957
Abbott Laboratories            COM              002824100      261     5550 SH       SOLE                     5550
Accenture Ltd Cl A             COM              G1150G111     6012   179675 SH       SOLE                   179675
Adobe Systems Inc              COM              00724F101     5758   203468 SH       SOLE                   203468
Aecom Technology Corp          COM              00766t100     5401   168770 SH       SOLE                   168770
Alcoa                          COM              013817101     4719   456844 SH       SOLE                   456844
Amedisys, Inc.                 COM              023436108      210     6373 SH       SOLE                     6373
Amgen Inc.                     COM              031162100     4652    87867 SH       SOLE                    87867
Apple Computer                 COM              037833100     7040    49429 SH       SOLE                    49429
Bank of New York Mellon Corp   COM              064058100      436    14889 SH       SOLE                    14889
Berkshire Hathaway Class B     COM              084670207     6347     2192 SH       SOLE                     2192
Boeing                         COM              097023105      318     7484 SH       SOLE                     7484
Broadcom Corp - Cl A           COM              111320107     2599   104826 SH       SOLE                   104826
Cadence Design Systems Inc     COM              127387108      158    26828 SH       SOLE                    26828
Caterpillar                    COM              149123101     4654   140862 SH       SOLE                   140862
Celgene Corp                   COM              151020104     5680   118731 SH       SOLE                   118731
Cerner Corp                    COM              156782104     7509   120547 SH       SOLE                   120547
Chevron Corp                   COM              166764100     6009    90707 SH       SOLE                    90707
Cisco Systems Inc              COM              17275R102     5529   296487 SH       SOLE                   296487
Coca Cola Co.                  COM              191216100      557    11600 SH       SOLE                    11600
Comcast Corp Class A           COM              20030N101      339    23462 SH       SOLE                    23462
ConocoPhillips                 COM              20825C104     4599   109347 SH       SOLE                   109347
Cooper Industries Ltd          COM              G24182100     5108   164510 SH       SOLE                   164510
EMC Corporation                COM              268648102     7997   610458 SH       SOLE                   610458
EQT Corp                       COM              26884L109     5379   154094 SH       SOLE                   154094
Emerson Electric               COM              291011104      281     8688 SH       SOLE                     8688
Exxon Mobil Corp               COM              30231G102      413     5914 SH       SOLE                     5914
GSI Commerce Inc               COM              36238g102      296    20804 SH       SOLE                    20804
General Electric               COM              369604103     4211   359309 SH       SOLE                   359309
Genzyme Corp                   COM              372917104     4215    75720 SH       SOLE                    75720
Goldman Sachs                  COM              38141G104     9620    65247 SH       SOLE                    65247
Google Inc                     COM              38259P508     6314    14976 SH       SOLE                    14976
Healthcare Select Sector SPDR  COM              81369y209      271    10287 SH       SOLE                    10287
IShares Russell 1000 Growth    COM              464287614      538    13117 SH       SOLE                    13117
ITT Industries Inc             COM              450911102     5278   118599 SH       SOLE                   118599
Industrial Select Sector SPDR  COM              81369y704      289    13173 SH       SOLE                    13173
Johnson & Johnson              COM              478160104      276     4852 SH       SOLE                     4852
KeyCorp                        COM              493267108       52    10000 SH       SOLE                    10000
Lowe's Companies               COM              548661107     4649   239535 SH       SOLE                   239535
Marvell Technology             COM              g5876h105      146    12554 SH       SOLE                    12554
Microsoft                      COM              594918104     7458   313775 SH       SOLE                   313775
Morgan Stanley                 COM              617446448     5906   207139 SH       SOLE                   207139
National Oilwell Varco Inc     COM              637071101     5072   155301 SH       SOLE                   155301
News Corporation               COM              65248e104      101    11121 SH       SOLE                    11121
Nike Inc Class B               COM              654106103     3176    61346 SH       SOLE                    61346
Omniture Inc                   COM              68212s109      135    10785 SH       SOLE                    10785
Oracle Sys Corp.               COM              68389X105      257    12009 SH       SOLE                    12009
PNC Financial Services Group I COM              693475105     5770   148670 SH       SOLE                   148670
Paccar Inc                     COM              693718108      542    16700 SH       SOLE                    16700
Peabody Energy                 COM              704549104     4107   136176 SH       SOLE                   136176
PepsiCo Inc.                   COM              713448108     6161   112106 SH       SOLE                   112106
Petrochina Co LTD - ADR        COM              71646E100      210     1900 SH       SOLE                     1900
Philip Morris International In COM              718172109      342     7850 SH       SOLE                     7850
Powershares Wilderhill Clean E COM              73935X500      181    18000 SH       SOLE                    18000
Procter & Gamble               COM              742718109     5301   103734 SH       SOLE                   103734
Qualcomm Inc                   COM              747525103     8041   177904 SH       SOLE                   177904
S&P 500 Depository Receipt     COM              78462F103     4792    52110 SH       SOLE                    52110
S&P Mid-Cap 400 Depository Rec COM              595635103      824     7836 SH       SOLE                     7836
S&P Small-Cap 600 iShares Trus COM              464287804      593    13336 SH       SOLE                    13336
Schlumberger Ltd.              COM              806857108     5816   107479 SH       SOLE                   107479
Starbucks Corporation          COM              855244109     5419   390169 SH       SOLE                   390169
Target Corp                    COM              87612E106     5452   138141 SH       SOLE                   138141
Technology Select Sector SPDR  COM              81369y803      255    13985 SH       SOLE                    13985
Vanguard Total Stock Mkt ETF   COM              922908769      442     9550 SH       SOLE                     9550
Varian Medical Sys             COM              92220P105     3654   103995 SH       SOLE                   103995
Visa Inc - Cl A                COM              92826c839     2561    41135 SH       SOLE                    41135
Walgreen Co.                   COM              931422109     5004   170207 SH       SOLE                   170207
iShares Russell 2000 Index Fun COM              464287655     7958   155787 SH       SOLE                   155787
America Movil - ADR Series L   INTL EQ          02364w105     6266   161840 SH       SOLE                   161840
MSCI Emerging Markets iShares  INTL EQ          464287234      285     8844 SH       SOLE                     8844
Market Vectors Gold Miners ETF INTL EQ          57060u100     4595   121515 SH       SOLE                   121515
Nestle SA ADR                  INTL EQ          641069406     6186   164403 SH       SOLE                   164403
Roche Holdings AG Ltd - Spons  INTL EQ          771195104     5011   147598 SH       SOLE                   147598
Select Emerging Markets ETF- V INTL EQ          922042858     8126   255361 SH       SOLE                   255361
Telefonica SA - Spons ADR      INTL EQ          879382208      326     4800 SH       SOLE                     4800
Teva Pharmaceutical            INTL EQ          881624209     7873   159564 SH       SOLE                   159564
Vanguard FSTE All-World Ex- U  INTL EQ          922042775     1116    31088 SH       SOLE                    31088
iShares China 25 Index Fund    INTL EQ          464287184     7619   198557 SH       SOLE                   198557
iShares MSCI Japan Index Fund  INTL EQ          464286848      117    12440 SH       SOLE                    12440
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      219     6927 SH       SOLE                     6927
iShares TR MSCI EAFE Index Fun INTL EQ          464287465      337     7356 SH       SOLE                     7356